Long-term Debt - Debt Table (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Oct. 31, 2016	Jul. 15, 2016
Debt Instrument [Line Items]
Long-term debt — affiliate	[1]	$ 618	$ 618
Long-term Debt		6,069	5,678
Current portion of long-term debt — external	[1]	291	264
Long-term Debt, Excluding Current Maturities		5,716	5,361
5.375% Senior Notes due in 2024 [Member]
Debt Instrument [Line Items]
Senior Notes		$ 500	500
Debt Instrument, Interest Rate, Stated Percentage		5.375%
5.00% Senior Notes due in 2026 [Member]
Debt Instrument [Line Items]
Senior Notes		$ 350	0
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Intercompany Credit Agreement due 2019 [Member]
Debt Instrument [Line Items]
Long-term debt — affiliate		$ 337	337
Debt Instrument, Interest Rate, Stated Percentage		3.58%
Intercompany Credit Agreement due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt — affiliate		$ 281	281
Debt Instrument, Interest Rate, Stated Percentage		3.325%
NRG Yield Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 0	306
Debt Instrument, Description of Variable Rate Basis		1 month LIBOR
Debt Instrument, Basis Spread on Variable Rate		2.50%
Alta Wind I, lease financing arrangement, due 2034 [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 242	252
Debt Instrument, Interest Rate, Stated Percentage		7.015%
Alta Wind II, lease financing arrangement, due 2034 [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 191	198
Debt Instrument, Interest Rate, Stated Percentage		5.696%
Alta Wind III, lease financing arrangement, due 2034 [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 198	206
Debt Instrument, Interest Rate, Stated Percentage		6.067%
Alta Wind IV, lease financing arrangement, due 2034 [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 128	133
Debt Instrument, Interest Rate, Stated Percentage		5.938%
Alta Wind V, lease financing arrangement, due 2035 [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 206	213
Debt Instrument, Interest Rate, Stated Percentage		6.071%
Alta Realty Investments, due 2031 [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 31	33
Debt Instrument, Interest Rate, Stated Percentage		7.00%
Alta Wind Asset Management, due 2031 [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 18	19
Debt Instrument, Description of Variable Rate Basis		3 month LIBOR
Debt Instrument, Basis Spread on Variable Rate		2.375%
West Holdings Credit Agreement [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 443	485
Marsh Landing Term Loan Facility [Member]
Debt Instrument [Line Items]
Long-term Debt		370	418
Walnut Creek Energy, LLC, due in 2023 [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 310	351
Debt Instrument, Description of Variable Rate Basis		1 month LIBOR
Debt Instrument, Basis Spread on Variable Rate		1.625%
Tapestry Wind LLC due in 2021 [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 172	181
Debt Instrument, Description of Variable Rate Basis		3-Month LIBOR
Debt Instrument, Basis Spread on Variable Rate		1.625%
Utah Solar Portfolio [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 287	0
NRG Energy Center Minneapolis LLC Senior Secured Notes [Member]
Debt Instrument [Line Items]
Long-term Debt		96	108
NRG Energy Center Minneapolis Series D Notes [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 125	0
Debt Instrument, Interest Rate, Stated Percentage		3.55%		3.55%
Laredo Ridge Wind, LLC, due in 2026 [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 100	104
Debt Instrument, Description of Variable Rate Basis		3-Month LIBOR
Debt Instrument, Basis Spread on Variable Rate		1.875%
South Trent Financing Agreement [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 57	$ 62
Debt Instrument, Description of Variable Rate Basis		3-Month LIBOR
Debt Instrument, Basis Spread on Variable Rate		1.625%
Avra Valley [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis		3-Month LIBOR
Debt Instrument, Basis Spread on Variable Rate		1.75%
Avra Valley Financing Agreement [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 57	$ 60
High Desert Facility [Member]
Debt Instrument [Line Items]
Long-term Debt		49	52
WCEP Holdings, LLC, due in 2023 [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 46	46
Debt Instrument, Description of Variable Rate Basis		3-Month LIBOR
Debt Instrument, Basis Spread on Variable Rate		3.00%
Other Debt [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 0	2
Roadrunner Financing Agreement [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 37	40
Debt Instrument, Description of Variable Rate Basis		3-Month LIBOR
Debt Instrument, Basis Spread on Variable Rate		1.625%
Kansas South Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis		6 month LIBOR
Kansas South Facility, due 2031 [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 30	$ 33
Debt Instrument, Basis Spread on Variable Rate		2.00%
NRG Solar Blythe LLC Credit Agreement Due 2028 [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 19	$ 21
Debt Instrument, Description of Variable Rate Basis		3-Month LIBOR
Debt Instrument, Basis Spread on Variable Rate		1.625%
PFMG Financing Agreement [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 27	29
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Viento Funding II, Inc., due in 2023 [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 178	189
Project [Domain]
Debt Instrument [Line Items]
Long-term Debt		$ 4,601	$ 4,254
Marsh Landing Tranche A due December 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.75%
Marsh Landing Tranche B due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis		3-Month LIBOR
Debt Instrument, Basis Spread on Variable Rate		1.875%
Alpine Financing Agreement, due 2022 [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 145	$ 154
Debt Instrument, Description of Variable Rate Basis		3-Month LIBOR
NRG Energy Center Minneapolis LLC Senior Secured Notes, due 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		5.95%
NRG Energy Center Minneapolis LLC Senior Secured Notes, due 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		7.25%
Borrego Financing Agreement, due 2024 [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 69	72
Debt Instrument, Description of Variable Rate Basis		3-Month LIBOR
Debt Instrument, Basis Spread on Variable Rate		2.50%
Borrego Financing Agreement, due 2038 [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		5.65%
High Desert Facility, due 2033 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis		3-Month LIBOR
Debt Instrument, Basis Spread on Variable Rate		2.50%
TA - High Desert, due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		5.15%
CVSR Financing Agreement [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 771	793
Debt Instrument, Interest Rate, Stated Percentage					4.68%
CVSR Holdco due 2037 [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 199	$ 0
Debt Instrument, Interest Rate, Stated Percentage		4.68%
Letter of Credit [Member] | NRG Yield Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		$ 60
Letter of Credit [Member] | Alta Wind I, lease financing arrangement, due 2034 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		16
Letter of Credit [Member] | Alta Wind II, lease financing arrangement, due 2034 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		27
Letter of Credit [Member] | Alta Wind III, lease financing arrangement, due 2034 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		27
Letter of Credit [Member] | Alta Wind IV, lease financing arrangement, due 2034 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		19
Letter of Credit [Member] | Alta Wind V, lease financing arrangement, due 2035 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		30
Letter of Credit [Member] | Alta Realty Investments, due 2031 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		0
Letter of Credit [Member] | Alta Wind Asset Management, due 2031 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		0
Letter of Credit [Member] | West Holdings Credit Agreement [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		82
Letter of Credit [Member] | Marsh Landing Term Loan Facility [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		22
Letter of Credit [Member] | Walnut Creek Energy, LLC, due in 2023 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		41
Letter of Credit [Member] | Tapestry Wind LLC due in 2021 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		20
Letter of Credit [Member] | Utah Solar Portfolio [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		13
Letter of Credit [Member] | NRG Energy Center Minneapolis LLC Senior Secured Notes [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		0
Letter of Credit [Member] | NRG Energy Center Minneapolis Series D Notes [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		0
Letter of Credit [Member] | Laredo Ridge Wind, LLC, due in 2026 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		10
Letter of Credit [Member] | South Trent Financing Agreement [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		10
Letter of Credit [Member] | Avra Valley Financing Agreement [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		3
Letter of Credit [Member] | High Desert Facility [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		8
Letter of Credit [Member] | WCEP Holdings LLC [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		0
Letter of Credit [Member] | Roadrunner Financing Agreement [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		5
Letter of Credit [Member] | Kansas South Facility, due 2031 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		4
Letter of Credit [Member] | NRG Solar Blythe LLC Credit Agreement Due 2028 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		6
Letter of Credit [Member] | PFMG Financing Agreement [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		0
Letter of Credit [Member] | Viento Funding II, Inc., due in 2023 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		27
Letter of Credit [Member] | Alpine Financing Agreement, due 2022 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		37
Letter of Credit [Member] | Borrego Financing Agreement, due 2024 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		5
Letter of Credit [Member] | CVSR Financing Agreement [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		0
Letter of Credit [Member] | CVSR Holdco due 2037 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		$ 13
Minimum [Member] | West Holdings Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis		1 month LIBOR
Debt Instrument, Basis Spread on Variable Rate
Minimum [Member] | West Holdings Credit Agreement due 2023 Tranche A [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.625%
Minimum [Member] | West Holdings Credit Agreement due 2023 Tranche B [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.25%
Minimum [Member] | Alpine Financing Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.75%
Minimum [Member] | Alpine [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate
Minimum [Member] | CVSR Financing Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		2.339%
Maximum [Member] | West Holdings Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate
Maximum [Member] | Alpine Financing Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate
Maximum [Member] | Alpine [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate
Maximum [Member] | CVSR Financing Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		3.775%

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.